Average Annual Total Returns{- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-13 - Fidelity® Stock Selector All Cap Fund	Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class A Return Before Taxes Inception Date	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Since Inception		Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions Inception Date	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Stock Selector All Cap Fund-Class A After Taxes on Distributions and Sales Inception Date	Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class M Return Before Taxes Inception Date	Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class C Return Before Taxes Inception Date	Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class I Return Before Taxes Inception Date	Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Since Inception		Fidelity Stock Selector All Cap Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		WA006 Past 1 year	WA006 Past 5 years	WA006 Since Inception
Total	17.34%	13.97%	13.86%	[1]	Oct. 23, 2012	15.99%	12.92%	12.48%	[1]	Oct. 23, 2012	11.17%	10.99%	11.00%	[1]	Oct. 23, 2012	19.86%	14.22%	13.90%	[1]	Oct. 23, 2012	22.51%	14.43%	13.80%	[1]	Oct. 23, 2012	24.88%	15.65%	15.00%	[1]	Oct. 23, 2012	25.02%	15.80%	13.61%	[1]	Aug. 13, 2013	18.40%	15.22%	15.00%	[1]	20.79%	15.36%	14.99%	[1]

[1]	(a)From October 23, 2012 for Class A, Class M, Class C, and Class I; and August 13, 2013 for Class Z.